ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 -	ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”) was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006.

As of June 30, 2018, the Company had subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Singapore, Malaysia, Macau, Hong Kong, BVI, India, Qatar and Indonesia.

The Company makes a determination at the inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). The Company consolidates a VIE when it is deemed to be the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, the Company determines whether any changes occurred requiring a reassessment of whether it is the primary beneficiary of a VIE. If the Company is not deemed to be the primary beneficiary in a VIE, the investment or other variable interests in a VIE is accounted for in accordance with applicable GAAP.

In November 2015, CECL was established in Doha, Qatar, by CCPL, a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively. Through a series of contractual arrangements signed in November 2015 and September 2016, CCPL is entitled to appoint majority of directors of CECL who have the power to direct the activities that significantly impact CECL’s economic performance. In addition, CCPL is entitled to 95% of the variable returns or loss from CECL’s operations. In accordance with ASC 810,
Consolidation
, despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between CCPL and CECL through the series of contractual arrangements and CCPL is considered the primary beneficiary of CECL. CECL was concluded as a VIE of the Company and consolidated by the Company since inception.

The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30,
	2017	2018

Current assets	$14,331	$25,209
Non-current assets	239	299
Total assets	14,570	25,508

Current liabilities	$14,178	$19,533
Total liabilities	14,178	19,533

	Year ended June 30,
	2017	2018

Revenue	$6,914	$42,287
Cost of revenue	5,753	35,353
Net profit	494	5,521
Net cash provided by (used in) operating activities	8,721	(2,947)
Net cash used in investing activities	(216)	(184)
Net cash provided by financing activities	$-	$-

As of June 30, 2018, the current assets of the VIE included amounts due from subsidiaries of the Group amounting to $5,443 (June 30, 2017: $1,629), and the current liabilities of the VIE included amounts due to subsidiaries of the Group amounting to $299 (June 30, 2017: $127), which were all eliminated upon consolidation by the Company. Creditors of the VIE do not have recourse to the general credit of the Company for the liabilities of the VIE. The Company is obligated to absorb the VIE’s expected losses and to provide financial support to the VIE if required. For the years ended June 30, 2017 and 2018, the Company has not provided financial support other than that which it was contractually required to provide. The Company believes that there are no assets of the VIE that can be used only to settle obligations of the VIE.

In July 2017, Bond Corporation Pte. Ltd (“BCPL”), a wholly-owned Singapore subsidiary of the Company, and a Malaysian citizen (the “Trustee”) entered into a trust deed, under which, 49.1% of BCPL’s equity interests in Bond M & E Sdn. Bhd. (“BMJB”), a Malaysian company, which previously was a 100% subsidiary of BCPL, was transferred to the Trustee. According to the trust deed, all of the beneficial interests in BMJB belong to BCPL and the Trustee shall hold the legal title of the transferred shares on trust for and act on behalf of B
C
PL absolutely. Any dividend, interest and other benefits received or receivable by the Trustee will be transferred to B
C
PL. The Trustee shall exercise the managerial rights and voting power in a manner directed by a prior written notice from B
C
PL. The Trustee shall be obligated to vote in the same manner as B
C
PL in the absence of any written notice. In addition, an undated Form of Transfer of Securities with the transferee’s name left blank was duly executed by the Trustee and delivered to B
C
PL. Therefore, B
C
PL can transfer the 49.1% of equity interests to any party at any time without further approval by the Trustee. Accordingly, the Company believes it holds all beneficial rights, obligation and the power of the 100% equity interest in BMJB, and therefore consolidates 100% of equity interests in BMJB into its financial statements.

The Company, its subsidiaries and the VIE,
(collectively the “Group”)
are principally engaged in the manufacture, sale and provision of integrated automation systems and services, mechanical and electrical solution services and installation services in the PRC, Southeast Asia and the Middle East.